Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Non-public Information

The Board’s and the Compensation Committee’s long-term incentive award review and approval process typically occurs in connection with the regularly scheduled meeting of the Board in the first quarter of the fiscal year, generally scheduled at least several months in advance. The Board and the Compensation Committee do not schedule the approval or granting of awards of options in anticipation of the release of material non-public information (“MNPI”) and do not take MNPI into account when determining the timing and terms of such awards, and the Company does not time the release of MNPI based on the grant dates of awards of options. The Company has not timed the disclosure of MNPI for the purpose of affecting the value of its executive’s compensation.

In 2024, we did not award options to any of named executive officers within four business days before or one business day after the release of material non-public information.

Award Timing Method	The Board’s and the Compensation Committee’s long-term incentive award review and approval process typically occurs in connection with the regularly scheduled meeting of the Board in the first quarter of the fiscal year, generally scheduled at least several months in advance. The Board and the Compensation Committee do not schedule the approval or granting of awards of options in anticipation of the release of material non-public information (“MNPI”) and do not take MNPI into account when determining the timing and terms of such awards, and the Company does not time the release of MNPI based on the grant dates of awards of options.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In 2024, we did not award options to any of named executive officers within four business days before or one business day after the release of material non-public information.
MNPI Disclosure Timed for Compensation Value	false